Quarterly Holdings Report
for
Fidelity® Disruptive Finance ETF
August 31, 2025
DRF-NPRT1-1025
1.9907229.102
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 2.6%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (a)	229	566,296
Financials - 1.6%
Banks - 1.6%
NU Holdings Ltd/Cayman Islands Class A (a)	58,539	866,378
TOTAL BRAZIL		1,432,674
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	200	11,805
ISRAEL - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Etoro Group Ltd Class A	10,732	476,501
ITALY - 3.1%
Financials - 3.1%
Banks - 3.1%
FinecoBank Banca Fineco SpA	77,932	1,709,487
NETHERLANDS - 4.6%
Financials - 4.6%
Financial Services - 4.6%
Adyen NV (a)(b)(c)	1,489	2,498,698
NORWAY - 1.7%
Financials - 1.7%
Banks - 1.7%
DNB Bank ASA	34,241	901,657
SINGAPORE - 3.9%
Financials - 3.9%
Banks - 3.9%
DBS Group Holdings Ltd	54,165	2,132,660
SPAIN - 3.4%
Financials - 3.4%
Banks - 3.4%
Bankinter SA	124,040	1,849,483
UNITED KINGDOM - 8.6%
Financials - 8.6%
Capital Markets - 2.5%
London Stock Exchange Group PLC	10,817	1,340,385
Financial Services - 2.4%
Wise PLC Class A (a)	92,731	1,321,033
Insurance - 3.7%
Beazley PLC	59,146	626,343
Hiscox Ltd	77,777	1,371,861
		1,998,204
TOTAL UNITED KINGDOM		4,659,622
UNITED STATES - 70.9%
Financials - 60.6%
Banks - 0.9%
Pathward Financial Inc	6,432	511,151
Capital Markets - 19.8%
Ares Management Corp Class A	4,278	766,618
Blackrock Inc	2,549	2,873,080
Blue Owl Capital Inc Class A (d)	58,159	1,077,105
Cboe Global Markets Inc	3,965	935,542
Coinbase Global Inc Class A (a)	3,300	1,004,982
Intercontinental Exchange Inc	9,929	1,753,461
MarketAxess Holdings Inc	2,343	430,736
MSCI Inc	937	531,954
Tradeweb Markets Inc Class A	6,132	756,444
Virtu Financial Inc Class A	15,160	635,507
		10,765,429
Consumer Finance - 7.4%
Ally Financial Inc	18,272	750,065
Capital One Financial Corp	14,335	3,257,199
		4,007,264
Financial Services - 31.2%
Affirm Holdings Inc Class A (a)	12,070	1,067,712
Apollo Global Management Inc	17,236	2,348,060
Block Inc Class A (a)	35,996	2,866,721
Chime Financial Inc (a)(d)	64,784	1,710,945
Corpay Inc (a)	2,061	671,206
Fiserv Inc (a)	4,643	641,570
Mastercard Inc Class A	4,188	2,493,075
PennyMac Financial Services Inc	5,107	562,281
Toast Inc Class A (a)	35,720	1,610,972
UWM Holdings Corp Class A	113,566	647,326
Visa Inc Class A	6,588	2,317,527
		16,937,395
Insurance - 1.3%
Baldwin Insurance Group Inc/The Class A (a)(d)	22,152	701,554
TOTAL FINANCIALS		32,922,793

Industrials - 5.7%
Professional Services - 5.7%
Equifax Inc	10,260	2,527,038
Verisk Analytics Inc	2,072	555,545
		3,082,583
Information Technology - 3.7%
Software - 3.7%
BILL Holdings Inc (a)(d)	6,481	300,848
BitMine Immersion Technologies Inc (a)	19,800	863,676
Strategy Inc Class A (a)	2,606	871,472
		2,035,996
Real Estate - 0.9%
Residential REITs - 0.9%
American Homes 4 Rent Class A	12,927	463,045
TOTAL UNITED STATES		38,504,417
TOTAL COMMON STOCKS (Cost $39,493,550)		54,177,004

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	156,203	156,234
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	785,172	785,251
TOTAL MONEY MARKET FUNDS (Cost $941,485)			941,485

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $40,435,035)	55,118,489
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(757,003)
NET ASSETS - 100.0%	54,361,486

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,498,698 or 4.6% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,498,698 or 4.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,254,030	717,185	1,814,981	2,163	-	-	156,234	156,203	0.0%
Fidelity Securities Lending Cash Central Fund	1,075,500	11,137,253	11,427,502	1,798	-	-	785,251	785,172	0.0%
Total	2,329,530	11,854,438	13,242,483	3,961	-	-	941,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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